Segment Information - Schedule of Revenues by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total Revenues	$ 740,433	$ 593,153	$ 560,469	$ 654,737	$ 641,525	$ 539,969	$ 547,748	$ 731,248	$ 685,405	$ 505,396	$ 538,604	$ 734,220	$ 2,548,792	$ 2,460,490	$ 2,463,625
United States [Member]
Segment Reporting Information [Line Items]
Total Revenues													2,345,134	2,256,600	2,289,133
Canada [Member]
Segment Reporting Information [Line Items]
Total Revenues													$ 203,658	$ 203,890	$ 174,492